Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative financial instruments (Tables) [Abstract]
The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Organization is as follows:

	R$ thousand
	Notional amounts		Asset/(liability)
	On December 31		On December 31
	2018	2017	2018	2017
Futures contracts
• Interest rate futures
Purchases	183,952,954	96,081,180	8,902	3,586
Sales	129,207,143	132,837,699	(19,133)	(154,188)
• In foreign currency
Purchases	53,491,092	48,376,597	3,174	1,243
Sales	65,531,388	67,238,635	(1,911)	(1,003)
• Other
Purchases	300,160	163,224	257	162
Sales	288,801	113,772	(239)	(114)

Options
• Interest rates
Purchases	37,543,735	10,663,668	560,812	101,214
Sales	37,032,836	9,616,129	(1,031,343)	(535,748)
• In foreign currency
Purchases	15,102,480	7,335,027	898,751	605,028
Sales	11,637,761	10,274,094	(571,867)	(409,587)
• Other
Purchases	830,352	443,443	51,704	34,013
Sales	723,729	228,141	(42,140)	(20,188)

Forward operations
• Interest rates
Purchases	213,196	-	15,577	-
• In foreign currency
Purchases	12,488,149	10,372,477	135,002	218,019
Sales	18,609,950	14,947,271	(188,372)	(358,995)
• Other
Purchases	896,288	114,020	580,566	497,987
Sales	603,890	635,522	23,990	(147,138)

Swap contracts
• Asset position
Interest rate swaps	57,751,559	56,636,856	10,413,068	11,065,095
Currency swaps	15,551,428	6,161,641	1,758,178	1,340,538
• Liability position
Interest rate swaps	32,737,145	31,454,647	(10,250,643)	(11,030,003)
Currency swaps	23,368,049	14,288,568	(3,725,826)	(1,618,035)

Risk of default

In the event of a default, the counterparty who purchased the protection will receive a payment, the purpose of which is to compensate for the loss of value in the financial instrument. In this case, the counterparty that sells the protection normally will receive the underlying asset in exchange for said payment.

	On December 31 - R$ thousand
	2018	2017
Risk received in credit Swaps:	3,330,639	584,987
- Debt securities issued by companies	749,735	468,214
- Bonds of the Brazilian public debt	2,574,317	116,773
- Bonds of foreign public debt	6,587	-
Risk transferred in credit Swaps:	(271,236)	-
- Brazilian public debt derivatives	(96,870)	-
- Foreign public debt derivatives	(174,366)	-
Total net credit risk value	3,059,403	584,987
Effect on Shareholders' Equity	61,551	49,162
Remuneration on the counterparty receiving the risk	(7,372)	195

Exposure to future changes in interest rates

The financial instruments classified in this category, aims to reduce exposure to future changes in interest rates, which impact the operating results of the Organization. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders' equity, net of tax effects and is only transferred to income in two situations: (i) in case of ineffectiveness of the hedge; or (ii) the realization of the hedge object. The ineffective portion of the respective hedge is recognized directly in the income statement.

Strategy	On December 31 - R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of interest receipts from investments in securities (1)	9,784,183	8,048,943	-	-
Hedge of interest payments on funding (2)	8,285,152	8,054,345	(140,745)	(84,447)
Total in 2018	18,069,335	16,103,288	(140,745)	(84,447)
*
Hedge of interest receipts from investments in securities (1)	16,030,487	14,708,544	40,060	24,036
Hedge of interest payments on funding (2)	6,769,979	6,671,048	(84,044)	(50,426)
Total in 2017	22,800,466	21,379,592	(43,984)	(26,390)

(1) Referring to the DI interest rate risk, using DI Futures contracts in B3, with the maturity in 2019, making the cash flow fixed; and

(2) Referring to the DI interest rate risk, using DI Futures contracts in B3, with maturity dates in 2020, making the cash flow fixed.

Exposição as variações cambiais

The financial instruments classified in this category, have the objective of reducing the exposure to foreign exchange variation of investments abroad, whose functional currency is different from the national currency, which impacts the result of the Organization. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders' equity, net of tax effects and is only transferred to income in two situations: (i) hedge ineffectiveness; or (ii) in the disposal or partial sale of the foreign operation. The ineffective portion of the respective hedge is recognized directly in the income statement.

Strategy	On December 31 - R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	1,375,232	755,611	(269,039)	(161,423)
Total in 2018	1,375,232	755,611	(269,039)	(161,423)
*
Hedge of exchange variation on future cash flows (1)	1,110,888	582,567	(59,739)	(35,843)
Total in 2017	1,110,888	582,567	(59,739)	(35,843)

(1) Whose functional currency is different from the Real, using Forward contracts, with the object of hedging the foreign investment referenced to MXN (Mexican Peso).

Financial assets and liabilities subject to compensation

The table below presents financial assets and liabilities subject to compensation:

	R$ thousand
	On December 31, 2018
	Amount of financial assets, gross	Related amount offset in the Balance Sheet	Net amount
Interbank investments	60,443,537	-	60,443,537
Derivative financial instruments	14,770,594	-	14,770,594

	R$ thousand
	On December 31, 2018
	Amount of financial liabilities, gross	Related amount offset in the Balance Sheet	Net amount
Securities sold under agreements to repurchase	190,911,877	-	190,911,877
Derivative financial instruments	16,152,087	-	16,152,087

	R$ thousand
	On December 31, 2017
	Amount of financial assets, gross	Related amount offset in the Balance Sheet	Net amount
Interbank investments	123,691,195	-	123,691,195
Derivative financial instruments	13,866,885	-	13,866,885

	R$ thousand
	On December 31, 2017
	Amount of financial liabilities, gross	Related amount offset in the Balance Sheet	Net amount
Securities sold under agreements to repurchase	233,467,544	-	233,467,544
Derivative financial instruments	14,274,999	-	14,274,999